SHAREHOLDERS' EQUITY (TABLES)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Changes in the number of shares of common stock outstanding were as follows (shares in thousands):

	2011		2010		2009
Balance, beginning of year	251,084		250,786		184,754
Treasury stock purchased and retired	(11,120)		—		—
Issuance of common stock	—		—		65,900
Stock options exercised	862		33		—
Restricted stock vested	479	(a)	265	(a)	132
Balance, end of year	241,305		251,084		250,786

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(a)
In 2011 and 2010, such amount was reduced by 200 thousand shares and 74 thousand shares, respectively, which were tendered for the payment of federal and state taxes owed on the vesting of restricted stock.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company's stock option activity and related information for 2011 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	9,754	$10.87
Options granted	1,262	7.38
Exercised	(862)	2.52		$1.3
Forfeited or terminated	(2,442)	14.35
Outstanding at the end of the year	7,712	10.13	3.1	$31.3
Options exercisable at the end of the year	4,135		1.8	$18.0
Available for future grant	11,044

A summary of the Company's stock option activity and related information for 2010 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	8,560	$11.65
Options granted	1,849	6.43
Exercised	(33)	2.83		$—
Forfeited or terminated	(622)	8.81
Outstanding at the end of the year	9,754	10.87	3.6	$38.3
Options exercisable at the end of the year	4,374		2.9	$24.1
Available for future grant	9,326

A summary of the Company's stock option activity and related information for 2009 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	5,864	$16.94
Options granted	3,219	2.64
Exercised	—	—		$—
Forfeited or terminated	(523)	15.52
Outstanding at the end of the year	8,560	11.65	4.1	$31.6
Options exercisable at the end of the year	2,992		4.4	$19.4
Available for future grant	12,565

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option valuation model with the following weighted average assumptions:

	2011	2010	2009
	Grants	Grants	Grants
Weighted average risk-free interest rates	2.2%	2.5%	1.6%
Weighted average dividend yields	—%	—%	—%
Volatility factors	107%	105%	108%
Weighted average expected life (in years)	4.8	4.7	3.8
Weighted average fair value per share	$5.68	$4.90	$1.89

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding at December 31, 2011 (shares in thousands):

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Remaining life (in years)	Average exercise price	Number exercisable	Average exercise price
$1.13	405	2.2	$1.13	148	$1.13
$3.05 - $3.11	1,579	2.4	3.05	656	3.05
$4.79 - $6.45	1,353	5.2	6.40	17	5.21
$7.38 - $7.74	1,061	6.2	7.38	—	—
$8.91 - $12.96	1,022	1.2	10.60	1,022	10.60
$14.78 - $21.67	1,887	1.4	19.16	1,887	19.16
$22.42 - $25.45	405	4.5	23.20	405	23.20
	7,712			4,135

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the Company's non-vested restricted stock activity for 2011 is presented below (shares in thousands):

	Shares	Weighted average grant date fair value
Non-vested shares, beginning of year	1,319	$4.65
Granted	862	6.97
Vested	(679)	4.76
Forfeited	(184)	4.73
Non-vested shares, end of year	1,318	6.09

Schedule of Earnings Per Share Reconciliation
A reconciliation of net income and shares used to calculate basic and diluted earnings per share is as follows (dollars in millions and shares in thousands):

	2011	2010	2009
Net income for basic earnings per share	$335.7	$240.6	$20.4
Add: interest expense on 7.0% Debentures, net of income taxes	14.7	13.3	1.1
Net income for diluted earnings per share	$350.4	$253.9	$21.5
Shares:
Weighted average shares outstanding for basic earnings per share	247,952	250,973	188,365
Effect of dilutive securities on weighted average shares:
7% Debentures	53,367	49,014	4,281
Stock option and restricted stock plans	2,513	1,871	694
Warrants	249	—	—
Dilutive potential common shares	56,129	50,885	4,975
Weighted average shares outstanding for diluted earnings per share	304,081	301,858	193,340

Schedule of Share-based Compensation, Performance Shares, Activity [Table Text Block]
A summary of the Company's performance shares is presented below (shares in thousands):

	Total shareholder return awards	Operating return on equity awards	Pre-tax operating income awards
Awards outstanding at December 31, 2008	551	367	—
Granted in 2009	—	620	—
Forfeited	(220)	(162)	—
Awards outstanding at December 31, 2009	331	825	—
Granted in 2010	—	—	687
Forfeited	(331)	(270)	(35)
Awards outstanding at December 31, 2010	—	555	652
Granted in 2011	—	—	417
Forfeited	—	(555)	(233)
Awards outstanding at December 31, 2011	—	—	836